Trade accounts receivable, net	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Trade accounts receivable, net

7.	Trade accounts receivable, net

	12.31.2022	12.31.2021
Foreign customers	181.0	181.6
Brazilian Air Force	8.7	10.7
Domestic customers	28.1	27.4

	217.8	219.7
Expected credit losses	(12.6)	(30.7)

	205.2	189.0

Current portion	202.9	189.0
Non-current portion	2.3	—
The amounts and maturities of these trade accounts receivable are shown below:

	12.31.2022	12.31.2021
Not due	191.9	193.8
Up to 90 days	13.6	16.4
From 91 to 180 days	4.6	2.0
More than 180 days	7.7	7.5

	217.8	219.7

The following schedule presents the changes in the expected credit losses provision during the year:

	12.31.2022	12.31.2021	12.31.2020
Beginning balance	(30.7)	(58.5)	(11.1)
Additions/Reversal	1.0	(1.8)	(57.1)
Write-off	17.0	29.4	15.0
Reclassification	—	—	29.6
Foreign exchange variation	0.1	0.2	(4.9)
Assets held for sale	—	—	(30.0)

Ending balance	(12.6)	(30.7)	(58.5)